UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 650 Madison Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9520

Signature, Place, and Date of Signing:

     Steven Heller     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $124,098 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  PAIRED CTF       143658300     2644   102600 SH       SOLE                   102600
IPC HLDGS LTD                  ORD              G4933P101    28707  1050003 SH       SOLE                  1050003
KINROSS GOLD CORP              COM NO PAR       496902404    10164   560000 SH       SOLE                   560000
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     8766  2533490 SH       SOLE                  2533490
PEPSI BOTTLING GROUP INC       COM              713409100     7445   220000 SH       SOLE                   220000
SPDR GOLD TRUST                GOLD SHS         78463V107    24609    34250 SH       SOLE                    34250
SWISS HELVETIA FD INC          COM              870875101     6850   708300 SH       SOLE                   708300
WYETH                          COM              983024100    31092   685000 SH       SOLE                   685000
ZWEIG FD                       COM              989834106     2803   986900 SH       SOLE                   986900
ZWEIG TOTAL RETURN FD INC      COM              989837109     1018   303000 SH       SOLE                   303000